Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2016	2017
Accrued expenses	$572	$595
Value added tax payable	7	—
Others	710	879
	$1,289	$1,474